Financial and capital risk management	12 Months Ended
Dec. 31, 2019
Financial and capital risk management
Financial and capital risk management

33.  Financial and capital risk management

Vale considers that an effective risk management is key to support the achievement of the company objectives and to ensure the financial strength and flexibility of the company and the business continuity.

Therefore, Vale has developed its risk management strategy in order to provide an integrated approach of the risks that the company is exposed to, considering not only the risks generated by variables traded in financial markets (market risk) and those arising from liquidity risk, but also risk from counterparties obligations (credit risk), among others.

The Company’s Board of Directors oversees the management of financial risks and it is supported by a Finance Committee that advises on financial risks and the appropriate financial risk governance framework for the Company. The Finance Committee provides assurance to the Company’s Board of Directors that Vale’s financial activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Company’s policies and objectives.

a) Liquidity risk management

The liquidity risk arises from the possibility that Vale might not perform its obligations on due dates, as well as face difficulties to meet its cash requirements due to market liquidity constraints.

The revolving credit facilities available today were provided by a syndicate of several global commercial banks. To mitigate liquidity risk, Vale has two revolving credit facilities, which will mature in 2022 and 2024, in the available amount of US$5,000 to assist the short term liquidity management and to enable more efficiency in cash management, being consistent with the strategic focus on cost of capital reduction. As of December 31, 2019 these lines are undrawn.

b) Credit risk management

Vale’s exposure to credit risk arises from trade receivables, derivative transactions, guarantees, down payment for suppliers and cash investments.  Our credit risk management process provides a framework for assessing and managing counterparties’ credit risk and for maintaining our risk at an acceptable level.

(i) Commercial credit risk management

For the commercial credit exposure, which arises from sales to final customers, the risk management area, in accordance with the current delegation level, approves or requests the approval of credit risk limits for each counterparty.

Vale attributes an internal credit risk rating for each counterparty using its own quantitative methodology for credit risk analysis, which is based on market prices, external credit ratings and financial information of the counterparty, as well as qualitative information regarding the counterparty’s strategic position and history of commercial relations.

Based on the counterparty’s credit risk, risk mitigation strategies may be used to manage the Company`s credit risk. The main credit risk mitigation strategies include non-recourse sale of receivables, insurance instruments, letters of credit, corporate and bank guarantees, mortgages, among others.

Vale has a diversified accounts receivable portfolio from a geographical standpoint, with Asia, Europe and Brazil the regions with more significant exposures. According to each region, different guarantees can be used to enhance the credit quality of the receivables. In 2019 and 2018, the expected credit loss on the Company’s accounts receivable portfolio is insignificant (see note 10).

(ii) Treasury credit risk management

To manage the credit exposure arising from cash investments and derivative instruments, credit limits are approved to each counterparty with whom the Company has credit exposure.

Furthermore, the Company controls the portfolio diversification and monitor different indicators of solvency and liquidity of the different counterparties that were approved for trading.

c) Market risk management

Vale is exposed to several market risk factors that can impact its cash flow. The assessment of this potential impact arising from the volatility of market risk factors and their correlations is performed periodically to support the decision-making process regarding the risk management strategy, that may incorporate financial instruments, including derivatives.

The portfolio of these financial instruments is monitored on a monthly basis, enabling financial results surveillance and its impact on cash flow.

Vale currently applies hedge accounting in the following programs: (i) net investment (see notes 6 and 25), and (ii) nickel revenue hedging program (see note 35).

Considering the nature of Vale’s business and operations, the main market risk factors which the Company is exposed to are:

•	Foreign exchange and interest rates;
•	Product prices and input costs.

Foreign exchange and interest rate risk

Vale’s cash flow is exposed to the volatility of several currencies against the U.S. dollar. While most of our product prices are indexed to U.S. dollars, most of our costs, disbursements and investments are indexed to currencies other than the U.S. dollar, principally the Brazilian real and the Canadian dollar. We also may have debt instruments and other assets and liabilities denominated in currencies other than U.S. dollars, mainly in Brazilian real and euros.

In order to reduce the potential impact that arises from currencies mismatches, derivatives instruments may be used as a risk mitigation strategy.

Vale implements hedge transactions to protect its cash flow against the market risks that arises from its debt obligations – mainly currency volatility. The hedges cover most of the debt denominated in Brazilian real and euros. The Company uses swap and forward transactions to convert debt linked to Brazilian real and Euros into US dollar, with volumes, flows and settlement dates similar to those of the debt instruments - or sometimes lower, subject to market liquidity conditions.

Hedging instruments with shorter settlement dates are renegotiated through time so that their final maturity matches - or becomes closer - to the debts` final maturity. At each settlement date, the results of the swap and forward transactions partially offset the impact of the foreign exchange rate in Vale’s obligations, contributing to stabilize the cash disbursements in US dollar.

Vale has also exposure to interest rates risks over loans and financings. The US Dollar floating rate debt in the portfolio consists mainly of loans including export pre-payments, commercial banks and multilateral organizations loans. In general, such debt instruments are indexed to the LIBOR (London Interbank Offer Rate) in US dollar.

Risk of product and input prices

Vale is also exposed to market risks associated with the price volatility of commodities and inputs. We may enact risk mitigation programs in situations such as the following: (i) where there is a risk of financial distress; (ii) to support commercial activities and specific needs of our business segments; (iii) to ensure a minimum cash and/or value generation for certain businesses; and (iv) to protect from the increase of certain cost items, such as fuel oil used on ships and freight chartering. These programs may incorporate derivative instruments, predominantly forwards, futures and options.

d) Capital structure management

The Company's policy aims at establishing a capital structure that will ensure the continuity of our business in the long term. Within this perspective, the Company has been able to deliver value to stockholders through dividend payments and capital gain, and at the same time maintain a debt profile suitable for its activities, with an amortization well distributed over the years, thus avoiding a concentration in one specific period.